CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

Wall Street Plaza, 88 Pine St, 31st Fl, New York, NY 10005
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
Wall Street Plaza, 88 Pine St, 31st Fl, New York, NY 10005
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 293-6429

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2006

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the registrants annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.


BEAUMONT FUND, LLC

FINANCIAL STATEMENTS

December 31, 2006


BEAUMONT FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	                                                 PAGES



Report of Independent Registered Public Accounting Firm	  1

Financial Statements

	Statement of Assets and Liabilities	          2

	Schedule of Investments in Securities	    3 through 7

	Statement of Operations           	         8

	Statements of Changes in Members Capital (Net Assets) 9

	Notes to Financial Statements	          10 through 15


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and the Board of Directors of Beaumont Fund, LLC

We have audited the accompanying statement of assets and liabilities of Beaumont Fund, LLC, including the schedule of investments in securities, as of December 31, 2006, and the related statements of operations and changes in members capital (net assets) and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Companys management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of Beaumont Fund, LLC, as of December 31, 2005 including the related statement of changes in members capital (net assets) and the financial highlights for the year then ended were audited by Altschuler, Melvoin and Glasser LLP, certain of whose partners have become partners of McGladrey & Pullen, LLP. Altschuler, Melvoin and Glasser LLPs report dated February 9, 2006 expressed an unqualified opinion on those statements and financial highlights.The financial statements of Beaumont Fund, LLC as of December 31, 2004 including the financial highlights for the years ended December 31, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002 were audited by other auditors whose report dated February 9, 2005 expressed an unqualified opinion on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and sold short as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2006 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Beaumont Fund, LLC as of December 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

As described in Notes 1 and 3, the Company has elected to dissolve effective December 31, 2006 and has made distributions to members or transferred cash, securities and short positions to a new fund during January 2007.


McGladrey and Pullen, LLP

Chicago, Illinois
February 28, 2007


BEAUMONT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006
______________


ASSETS
Investment securities at fair value (cost: $8,055,792) $12,955,214
Cash and cash equivalents    	                         8,911,686
Dividends receivable	                                    46,966


				Total assets	        21,913,866

LIABILITIES
Securities sold short at fair value (proceeds: $7,551,604) 8,505,985
Redemptions payable	                                  12,733,700
Dividends payable	                                      13,323
Other payables                                               650,066
Expenses payable	                                      10,792

				Total liabilities	  21,913,866

NET ASSETS                              	                 $ 0



MEMBERS CAPITAL (Net Assets)                    	        $  0



BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2006
______________


INVESTMENT SECURITIES
 				                            % of
Common Stocks	           Shares	Fair Value	Net Assets(1)

Financial
  Diversified Financial
    AXA SA-Sponsored ADR  12,542	$505,819
    JP Morgan Chase	   9,913	 478,798
    Citigroup              8,489         472,837
				       1,457,454	11.4 %

  Insurance
    St Paul Travelers     13,303	714,238
    American Intl Group    8,163        584,961
				      1,299,199	        10.2 %
  Banking
    Fremont General	  26,675	432,402
    Washington Mutual 	   7,646	347,817
				        780,219	         6.1 %

  Real Estate
    iSTAR Financial	  12,597        602,389          4.7 %
Total,  Financial                     4,139,261         32.4 %


Consumer Staples
  Tobacco
    Altria Group	  9,882	        848,073
    Carolina Group	 12,627	        817,219
				      1,665,292	        13.1 %

  Conglomerate
    Loews Corp	         19,131	        793,363	        6.2 %

  Media
    CBS Corp              4,450	        138,751 	1.1 %

  Retail Distribution, hardline
    Handleman	          2,000	         13,540	        0.1 %
Total, Consumer Staples 	  $   2,610,946	       20.5 %


* Security did not pay a dividend during the previous twelve months. ADR American Depositary Receipt

(1) Net Assets as of December 31, 2006 for purposes of disclosure in the Schedule of Investments in Securities is prior to redemptions payable of $12,733,700.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2006
______________


INVESTMENT SECURITIES (CONTINUED)
				                     	% of
Common Stocks (Continued)	Shares	Fair Value	Net Assets (1)

Technology
  Consumer Electronics
    Nam Tai Electronics	        36,425	$553,296	4.3 %

  Software
    Microsoft Corp	         8,570   255,900
    Electronic Arts Inc. *	 4,000	 201,440
				         457,340        3.6%

  Wireless Communications
    Nokia Corp, Sponsored ADR	21,945   445,922        3.5 %
Total, Technology	               1,456,558       11.4%

Healthcare
  Pharmaceuticals
    Merck                      	6,158	 268,489
    Pfizer	                9,450    244,755
				         513,244	4.0 %

  Managed Care
    WellPoint *	                6,414    504,718	4.0 %

  Biotechnology
    Amgen *               	5,830	 398,247        3.1 %
Total, Healthcare                      1,416,209       11.1 %

Utilities
  Energy
    Chesapeake Energy Corp 	16,175	       469,884
    BP PLC Sponsored ADR	 5,135	       344,558
    Transocean Inc. *	         3,810	       308,191
Total, Utilities		             1,122,633	8.8 %

Transportation
  Railroads
    Genesee & Wyoming *	        23,924	       627,766	4.9 %

  Air Freight
    Federal Express	         4,033	       438,064  3.4 %
Total, Transportation		          $  1,065,830  8.3 %


* Security did not pay a dividend during the previous twelve months. ADR American Depositary Receipt

(1) Net Assets as of December 31, 2006 for purposes of disclosure in the Schedule of Investments in Securities is prior to redemptions payable of $12,733,700.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2006
______________


INVESTMENT SECURITIES (CONTINUED)
	                         			  % of
Common Stocks (Continued)	Shares	Fair Value	Net Assets (1)

Consumer, Cyclical
  Retail, hardline
    Carmax *	                 9,329	$500,314	  3.9 %

  Building Materials
    Masco Corp          	15,800   471,946          3.7 %
Total, Consumer, Cyclical	         972,260	  7.6 %


International Exchange Traded Funds
  Morgan Stanley India Fund	 3,375      171,517
Total, International Exchange Traded Funds  171,517	  1.3%

Total investment securities (cost: $8,055,792) $12,955,214 101.4 %


* Security did not pay a dividend during the previous twelve months. ADR American Depositary Receipt

(1) Net Assets as of December 31, 2006 for purposes of disclosure in the Schedule of Investments in Securities is prior to redemptions payable of $12,733,700.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2006
______________

SECURITIES SOLD SHORT
				                 	  % of
Common Stocks                      Shares  Fair Value	Net Assets(1)

Index
  Depositary Receipts
    Nasdaq 100 Shares	           64,577  $2,787,143
    S&P Depositary Receipts (SPDR) 15,315   2,168,910
Total, Index            		    4,956,053	  38.9 %

Consumer, Cyclical
  Retail, softline
    Hot Topic *	                   57,342     764,942
    Bed, Bath & Beyond *	    2,600      99,060
    Wal-Mart Stores	            1,110      51,260
					      915,262	 7.2 %

  Educational Services
    Strayer Education *	            3,485     369,584
    Apollo Group *	            3,100     120,807
			        	      490,391	 3.9 %

  Building Materials
    Sherwin Williams	              830      52,771    0.4 %
Total,  Consumer, Cyclical		    1,458,424	11.5 %

Technology
  Retail, on-line
    Amazon.com *	            8,375     330,478	2.6 %

  Wireless Communications
    Research in Motion *            2,375     303,478	2.4 %

  Internet, Search
    Google *	                      560     257,868	2.0 %

  Semiconductors
    Maxim Integrated Products	    2,200      67,364   0.5 %
Total,  Technology		              959,188   7.5%

Consumer Staples
  Restaurants
    Panera Bread *	            6,191     346,139
    P.F. Changs China Bistro *	    5,505     211,282
Total,  Consumer Staples		 $    557,421   4.4 %

* Security did not pay a dividend during the previous twelve months. ADR American Depositary Receipt

(1)Net Assets as of December 31, 2006 for purposes of disclosure in the Schedule of Investments in Securities is prior to redemptions payable of $12,733,700.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2006
______________


SECURITIES SOLD SHORT (CONTINUED)
					                           % of
Common Stocks (Continued)	    Shares	Fair Value	Net Assets(1)

Transportation
  Airlines
    JetBlue Airways *	            14,682	$    208,485	    1.6 %

  Air Freight
    UPS	                             2,625           196,823	    1.5 %
Total, Transportation		                     405,308	    3.1 %

Healthcare
  Drug Delivery
    Nektar Therapeutics *	    11,150	     169,591
Total,  Healthcare		                     169,591	     1.3 %

Total securities sold short (proceeds: $7,551,604) $8,505,985	    66.7 %

* Security did not pay a dividend during the previous twelve months. ADR American Depositary Receipt

(1) Net Assets as of December 31, 2006 for purposes of disclosure in the Schedule of Investments in Securities is prior to redemptions payable of $12,733,700.


BEAUMONT FUND, LLC
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006
______________

INVESTMENT INCOME
Interest			                       $213,726
Dividends (net of foreign withholding taxes of $5,369)  323,578

		 Total investment income	        537,304

EXPENSES
Interest				27,150
Dividends		        	51,228
Adviser management fee		       166,466
Operating expenses		        42,366

Total expenses    		       287,210

Net investment income		      250,094

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain on investments	        	 3,125
Net change in unrealized appreciation		     1,374,954

Net realized and unrealized gain from investments    1,378,079

Net increase in net assets from operations	     1,628,173

Less:  Incentive allocation to Adviser		      (300,766)

Net increase in net assets from operations
  available for distribution to members	          $  1,327,407


BEAUMONT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
For the Years Ended December 31, 2006 and 2005
______________

                                      Year Ended	Year Ended
	                              December 31,	December 31,
	                                  2006             2005

Increase in net assets from operations
  Net investment income	                   $ 250,094      $152,668
  Net realized gain (loss) on investments      3,125 	    (5,102)
  Net change in unrealized appreciation    1,374,954       858,458
Net increase in net assets from operations 1,628,173	 1,006,024

Proceeds from member subscriptions	   1,208,828	   859,593
Repurchases of member interests
  (including transfers to affiliated funds)(14,154,449)	(1,100,791)

Total increase (decrease) in net assets  (11,317,448)	   764,826

Net assets
	Beginning of year                 11,317,448    10,552,622

	End of year	                    $0         $11,317,448


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS
December 31, 2006
______________


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	A.	General Description of the Company

Beaumont Fund, LLC (the Company) is a Delaware limited liability company.
The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a high compounded annual return with below-average risk. The Company utilizes a value approach to its equity selection process and employs a hedging strategy through short sales of 15-25 individual securities and market indices against 20-35 long positions.
Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years and is managed for tax efficiency. Prospero Capital Management LLC
(the Adviser) serves as the Companys investment adviser.

Effective December 31, 2006, the decision has been made to dissolve the Company and member interests in the form of cash and securities have been either distributed to members or transferred to a new fund managed by the Adviser.
The new fund is not registered under the Investment Company Act of 1940.

	B.	Method of Reporting

The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

The Company has elected not to provide statements of cash flows as permitted by Statement of Financial Accounting Standards No. 102, Statement of Cash Flows, Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale.

	D.	Investment Securities

Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006
______________


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
	(CONTINUED)

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

	E.	Risk of Financial Instruments

The Company sells securities it does not own (short sales) in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value some time in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale.

Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Companys ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities. Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee which is charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, are allocated among and credited to or debited against the capital accounts of all members (but not the Advisers Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006
______________

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
	(CONTINUED)

H.	Recent Accounting Pronouncements

In September 2006, the SEC issued Staff Accounting Bulletin No. 108 (SAB 108), Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements, providing guidance on quantifying financial statement misstatement and implementation (e.g., restatement or cumulative effect to assets, liabilities, and net assets) when first applying this guidance. SAB 108 is effective for the Company for the year ended December 31, 2006. The adoption of SAB 108 did not have a material effect on the Companys financial statements.

Note 2.	ADVISER

The Adviser of the Company is Prospero Capital Management LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors. The Advisers sole member serves on the Companys Board of Directors.

The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined for each member and charged on the first day of each calendar quarter. The Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account.
The incentive allocation was made only with respect to net profits that exceed any net losses previously debited to the account of a member, which had not been offset by any net profits subsequently credited to the account of such member (sometimes known as a high water mark calculation). The
Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Advisers original investors. The Adviser earned an incentive allocation of $300,766 and $179,814 for the years ended December 31, 2006 and 2005, respectively. The Adviser maintained a capital account in the Company (the Advisers Special Advisory Account), the balance of which was $0 as of December 31, 2006.

	The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006
______________



Note 3.	SUBSCRIPTIONS AND REPURCHASES

	Investments in the Company were made by subscription agreement, subject to acceptance by the Adviser and were effective as of the beginning of each quarter.

	Members were able to liquidate their investment as a result of repurchases of member interests by the Company. As a consequence of the decision to dissolve the Company, member interests totaling $12,540,518 were transferred to another fund managed by the Adviser and $193,182 was paid to those members that elected not to transfer to the new fund during January 2007.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities for the year ended December 31, 2006 were $5,419,747 and $10,896,581, respectively. At December 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2006, accumulated net unrealized appreciation on investments was $3,945,041, consisting of $5,080,051 gross unrealized appreciation and $1,135,010 gross unrealized depreciation.


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006
______________


Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the years ended December 31, 2006, 2005, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

         Year Ended  Year Ended   Year Ended     Year Ended     Period Ended
        December 31 December 31, December 31,   December 31,   December 31,
            2006        2005          2004           2003            2002


Total return before incentive
 allocation to Adviser	   14.24%    9.13%    4.69%  18.72%(1) (10.21)%(1),(3)

Incentive allocation to Adviser(2.80)% (1.68)% (0.82)% (1.96)%  0.00%

Total return after incentive
 allocation to Adviser      11.44%      7.45%  3.87%  16.76%(1) (10.21)%(1)

Ratios to average net assets:
Expenses prior to incentive
 allocation to Adviser          1.77%  1.80%  1.79%  1.74%(1)  1.84%(1),(4)

Incentive allocation to Adviser 2.57%  1.62%  0.75%  1.80%     0.00%

Total expenses and incentive
 allocation to Adviser	        4.34%  3.42%  2.54%  3.54%(1)  1.84%(1)

Net investment income(2)        2.03%  1.38%  0.75%  0.77%(1)  0.97%(1),(4)

Supplemental data:

Net assets,  December 31   $0    $11,317,448  $10,522,622 $8,262,296  $4,863,554

Portfolio turnover rate	  29.4%	        6.7 %	   17.9%   32.6 %	56.8 % (3)

	Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

	______________________
	(1)	Total returns and the ratios to average net assets
include $5,000 of organization and offering costs that were reimbursed to the Adviser during the year ended December 31, 2003 and during the period ended December 31, 2002, respectively. The reimbursement of organization and offering costs resulted in a decrease in total returns of 0.10% and 0.15% and an increase of 0.07% and 0.27% in the expense ratio for the year ended December 31, 2003 and for the period ended December 31, 2002, respectively.
	(2)	Excludes incentive allocation to Adviser.
	(3)	Not annualized.
	(4)	Annualized.


ITEM 2.     CODE OF ETHICS.

	The registrant has adopted a code of ethics (the Code of Ethics) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or other persons performing similar functions. The registrant has not amended its Code of Ethics during the period covered by the report to stockholders described in Item 1. The registrant has not granted a waiver or an implicit waiver from a provision of registrants Code of Ethics during the period covered by the report to stockholders described in Item 1. The registrants Code of Ethics is attached hereto as an Exhibit.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

	The registrants Board of Directors has determined that the registrant currently does not have an audit committee financial expert serving on its audit committee. George Chacko, a former independent director, had served in that capacity in prior years.
The registrant had been actively considering candidates to serve as the audit committee financial expert, prior to the registrants dissolution on December 31, 2006.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

McGladrey & Pullen, LLP (M&P), Altschuler, Melvoin and Glasser LLP (AM&G), and RSM McGladrey, Inc. (RSM) have billed and anticipate billing the registrant fees for the years ended December 31, 2006 and 2005:

					   2006		     2005
                			----------       ----------

	Audit Fees		         $ 17,000          $  16,160
	Audit-Related Fees	         $   None          $    None
	Tax Fees	                 $  8,000      	   $   5,792
	All Other Fees	                 $   None      	   $    None

RSM provides tax compliance services which relate to the preparation of U.S. and applicable state income tax returns. Tax fees for 2006 and 2005 are billed by RSM. Audit fees for 2005 were billed by AM&G.

As we have previously discussed, a majority of the partners of Altschuler, Melvoin and Glasser LLP (AM&G) became partners of M&P. As a consequence, AM&G resigned as auditors of the registrant effective January 17, 2007 and M&P was appointed as auditors for the registrant for the year ended December 31, 2006.

AM&G had a continuing relationship with RSM through which its partners provided non-audit services. As a result of this arrangement, AM&G had no full-time employees, and therefore, none of the audit services performed were provided by permanent full-time employees of AM&G.
AM&G managed and supervised the audit and audit staff, and was exclusively responsible for the opinion rendered in connection with its audit examination.

Pursuant to its charter, the Audit Committee shall approve the engagement of the Funds independent auditors, or approve, maintain, and monitor any pre-approval policies and procedures with respect to audit services in accordance with Rule 2-01
(c)(7)(i)(B) of Regulation S-X.

The Audit Committee shall also pre-approve any non-audit services, or approve, maintain, and monitor any pre-approval policies and procedures with respect to non-audit services in accordance with Rule 2-01(c)(7)(i)(B) of Regulation S-X, other than those non-audit services subject to the de minimis exception under Rule 2-01(c)(7)(ii) of Regulation S-X.

PERCENTAGES OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
--------------------------------------------------------------
                         	     2006     	     2005
                         	----------	----------
        Audit Fees                   100%            100%
	Audit-Related Fees	     n/a	     n/a
	Tax Fees		     100%	     100%
	All Other Fees	             n/a	     n/a

The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant consist solely of tax compliance services and are as follows:

           Registrant  Antenor Fund  Curan Fund      Prospero Capital
						      Management LLC
         -------------   ----------- ---------------    ------------

FY  2006        $  8,000   $ 8,000       $ 8,000
FY  2005	$  5,792   $ 5,795       $ 5,654	 $ 2,804

The Audit Committee has considered whether the provision of non-audit services that were rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, of which there were none, is compatible with maintaining the principal accountants independence.


ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
 Not applicable (contained in Item 1).

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The following is a copy of the registrants policies and procedures used to determine how to vote proxies relating to portfolio securities:

Proxy Voting Policies,
Procedures and Guidelines
Proxy Voting Policy

Generally

It is the policy of Antenor Fund, Beaumont Fund, and Curan
Fund (the Funds) that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

Proxy voting shall be the responsibility of the Investment
Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate, to designated officers or employees of the Funds.

If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

Proxies are voted in the best interest of the investors in the Funds. The key element underlying any evaluation of the interest of the Funds in an issue presented to the shareholders of a portfolio company holding is the effect, if any, a proposal could have on the current or future value of that particular investment.

Conflicts of Interest

Proxy solicitations that might involve a conflict of interest between the Funds and their investors will be considered by the Investment Policy Committee. This committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Funds commitment to vote proxies in the best interest of their investors, how the proxy will be handled.

Proxy Voting Guidelines

While the Funds will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:

Management Proposals

To the extent that management proposals do not infringe on stockholder rights, the Funds will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

I.	Standard Proposals

The Funds will generally support management proposals to:
*	Elect or re-elect members of the board of directors
*	Select outside auditors
*	Set the annual meeting date and location
*	Eliminate preemptive rights or dual classes of stock
*	Establish dividend reinvestment plans
*	Provide cumulative voting for directors
*	Indemnify directors, officers and employees
*	Change the name of the company

II.	Capitalization Proposals

The Funds will generally support proposals to:
*	Increase the authorized number of common shares
*	Adjust par value
*	Establish flexible schedules of preferred dividends
*	Repurchase shares
*	Authorize stock splits or stock dividends
*	Establish anti-greenmail measures

III.	Non-Salary Compensation Programs

The Funds will generally support stock or other non-salary
compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
*	Performance incentives
*	Stock option plans
*	Stock purchase or stock ownership plans
*	Thrift/Profit Sharing plans

However, the Funds tend not to support plans that:
*	Cause excessive dilution
*	Award options at deep discount to the market
*	Reprice options to executives

IV.	Anti-Takeover Measures

The Funds believe that charter and by-law amendments designed to thwart takeover attempts sometimes undermine the prospects for realizing maximum appreciation, and thus, are not always in the best interest of shareholders. The Funds will therefore evaluate the following anti-takeover measures on a case-by-case basis:
*	Fair pricing procedures
*	Super-majority rules
*	Board classification
*	Bars to written consent
*	Incumbent-entrenchment measures
*	Re-incorporation measures
*	Control share measures

V.	Miscellaneous Corporate Governance Matters

The Funds will generally support proposals to:
*	Limit director liability
*	Authorize indemnification agreements
*	Meet SEC/NASD quorum requirements
*	Reorganize as a holding company

Shareholder Proposals

The Funds recognize that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Funds acknowledge that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

The Funds therefore generally support management's position on shareholder proposals presented by proxy.

Recordkeeping Procedures

The Funds will retain records relating to the voting of proxies, including:

*	A copy of policies, procedures or guidelines relating
to the voting of proxies.

*	A copy of each proxy statement that the Funds receive
regarding securities held in the portfolio. The Funds may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data
Gathering, Analysis, and Retrieval (EDGAR) system.

*	A record of each vote cast by the Funds on behalf of a
client. The Funds may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

*	A copy of any document created by the Funds that was
material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

*	A copy of each written client request for information
on how the Funds voted proxies on behalf of the Funds' investors, and a copy of any written response by the Funds to any client request for information on how the adviser voted proxies on behalf of the requesting client.

These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Funds.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

	Benjamin Bornstein, President of Prospero Capital (the adviser to the registrant), has served as the sole portfolio manager of the adviser to the registrant since its inception in July, 2002.

	His business experience during the last 5 years has been exclusively portfolio management for the adviser of the registrant, of which he is the sole equity holder. This information is provided as of February 28, 2007.

	Mr. Bornstein also manages the following other accounts, each of which pays a performance-based fee to the adviser:

Registered Investment Companies: 2, assets of: $13,335,006 (as of December 31, 2006)

Other Accounts: 2, assets of: $1,484,339 (as of December 31, 2006)

There are no material conflicts of interest that the portfolio manager has identified between the portfolio managers management of these accounts and the management of the registrants investments.

Mr. Bornstein does not receive a salary from the registrant, the other 2 registered investment companies, or from the other accounts he manages. The registrant, the other registered investment companies, and the other accounts pay the investment adviser a management fee each quarter and an incentive allocation each fiscal quarter under certain circumstances. The management fee is calculated as a fixed percentage of assets at the end of each fiscal quarter. The incentive allocation is based on net profits of the registrant net of the management fee. The other 2 registered investment companies and accounts managed by Mr. Bornstein also have an incentive allocation, calculated in the same manner. This information is being provided as of December 31, 2006.

As of December 31, 2006, the dollar range of equity securities in the registrant beneficially owned by Mr. Bornstein is in the following range: $500,001-1,000,000.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
	Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to the registrants procedures by which security holders may recommend nominees to the registrants board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The registrants principal executive officer
and principal financial officer have evaluated the registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrants second fiscal quarter of the period covered by this report (July 1, 2006 - December 31, 2006) that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Code of Ethics.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  February 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  February 28, 2007

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  February 28, 2007